EQUITY INCOME (LOSS) OF AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Equity Income (Loss) of Affiliates

	Years Ended December 31,
	2013	2012	2011
Minera La Zanja S.R.L.	$19	$18	$52
Euronimba Ltd.	(25)	(69)	(41)
Novo Resources Corporation	1	—	—

	$(5)	$(51)	$11